Offerings	Jul. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock (offered by the Registrant)
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 33,000,000.00
Amount of Registration Fee	$ 2,871.00
Offering Note	Offering size related information shall be determinated.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock (offered by the Selling Stockholders)
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 22,000,000.00
Amount of Registration Fee	$ 1,914.00
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock (subject to Over-Allotment Option, offered by Registrant)
Amount Registered | shares	375,000
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 8,250,000.00
Amount of Registration Fee	$ 717.75
Offering Note	As of the date of this amendment, the following changes have been made to the securities being registered:

(a) Common Stock (subject to Over-Allotment Option, offered by Selling Stockholders): This security type has been removed and any registration fees previously paid with respect to such securities have been reallocated to the remaining security type as set forth in the "Fees Previously Paid" rows above.

(b) Common Stock (subject to Over-Allotment Option, offered by Registrant): The number of shares of Common Stock registered has been increased from 225,000 shares to 375,000 shares. The corresponding registration fee has been increased accordingly, and the full amount of such fee has been paid as reflected in the "Fees Previously Paid" rows.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Representative's Warrants
Amount Registered | shares	125,000
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 2,750,000.00
Amount of Registration Fee	$ 239.25
Offering Note	Represents warrants to purchase up to 1,000,000 shares of Common Stock issuable to the representative of the underwriters as part of underwriting compensation. The shares of Common stock underlying such warrants are being registered hereby.